Subsequent Events (Detail)			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 2013 Stock Option/Stock Issuance Plan [Member]	Jan. 31, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] 2013 Stock Option/Stock Issuance Plan [Member]
Subsequent Event [Line Items]
Common stock, increase in reserved for future issuance				963,066
Common stock, reserved for future issuance		853,557		1,816,623
Increase in stock authorized under employee purchase plans			240,766
Stock authorized under employee purchase plans	111,111		351,877